income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Current income tax expense
For the current reporting period	$ 25	$ 148	$ 114	$ 265
Adjustments recognized in the current period for income taxes of prior periods	(27)	(18)	(27)	(23)
Pillar Two global minimum tax	1		1	1
Total	(1)	130	88	243
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(262)	(83)	(296)	(89)
Adjustments recognized in the current period for income taxes of prior periods	12		12
Arising from write-down of deferred tax asset	89		89
Total	(161)	(83)	(195)	(89)
Continuing operations	(162)	47	(107)	154
Income tax expense (recovery) per Consolidated statements of income and other comprehensive income	$ (162)	$ 47	$ (107)	$ 154